BORROWINGS - Non-recourse borrowings (Details) ₨ in Millions, ¥ in Millions, R$ in Millions, $ in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 INR (₨)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 CAD ($)
Q1 2023, US, Distributed generation, Financing, 2026
Disclosure of detailed information about borrowings [line items]
Average Interest rate	7.03%	7.03%	7.03%	7.03%	7.03%
Carrying value	$ 100
Q1 2023, China, Wind, Financing, 2040
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 141	¥ 971
Q1 2023, China, Wind, Financing, 2030
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.60%	4.60%	4.60%	4.60%	4.60%
Carrying value	$ 29	¥ 200
Q1 2023, China, Wind, Financing, 2039, 4.6% Interest
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.60%	4.60%	4.60%	4.60%	4.60%
Carrying value	$ 10	¥ 70
Q1 2023, China, Wind, Financing, 2039, 4.4% Interest
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 14	¥ 97
Q2 2023, India, Solar, Financing, 2043
Disclosure of detailed information about borrowings [line items]
Carrying value	123		₨ 10,000
Q2 2023, Brazil, Wind, Financing 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 93			R$ 450
Q2 2023, Canada. Hydroelectric, Financing, 2046, 6.19%
Disclosure of detailed information about borrowings [line items]
Average Interest rate	6.19%	6.19%	6.19%	6.19%	6.19%
Carrying value	$ 22				$ 30
Q2 2023, US, Solar, Financing, 2059, 6.73% Interest
Disclosure of detailed information about borrowings [line items]
Average Interest rate	6.62%	6.62%	6.62%	6.62%	6.62%
Carrying value	$ 45
Q2 2023, US, Wind, Refinancing, 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 311